Deferred and Contingent Consideration on Acquisitions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Schedule of Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements

The Group’s current liabilities payable under the deferred and contingent consideration arrangements are detailed as follows:

	June 30, 2026	December 31, 2025
Current deferred and contingent consideration:
Effecti	139,237	129,348
Leadlovers	67,923	62,277
Ipe	36,930	36,398
Datahub	29,100	27,853
Onclick	20,602	21,193
Munddi	4	279
Total current deferred and contingent consideration	293,796	277,348

Schedule of Deferred and Contingent Consideration	The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration.
Balance at January 1, 2025	277,183
Deferred and contingent consideration relating to acquisitions	1,442
Payments	(45,535)
Interest	44,258
Balance at December 31, 2025	277,348
Payments	(5,895)
Interest	22,343
Balance at June 30, 2026	293,796